Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Schedule of Condensed Financial Information with Respect to the Statement of Financial Position

			CPV	CPV	CPV	CPV	CPV	CPV
	ZIM		Fairview	Maryland	Shore	Towantic	Valley	Three Rivers
	As at December 31,
	2021	2020	2021	2021	2021	2021	2021	2021
	$ Thousands
Principal place of business	International		US	US	US	US	US	US
Proportion of ownership interest	26%	32%	25%	25%	37.5%	26%	50%	10%

Current assets	5,084,865	1,201,628	107,380	26,649	45,538	38,558	35,783	2,997
Non-current assets	4,756,973	1,622,613	986,321	669,668	1,039,153	952,997	705,501	949,385
Current liabilities	(2,756,595)	(1,151,510)	(136,136)	(37,067)	(7,904)	(124,247)	(85,176)	(20,921)
Non-current liabilities	(2,485,714)	(1,398,276)	(591,169)	(356,838)	(727,037)	(538,750)	(537,310)	(708,402)
Total net assets	4,599,529	274,455	366,396	302,412	349,750	328,558	118,798	223,059

Group's share of net assets	1,182,810	85,525	91,599	75,603	131,261	85,425	59,399	56,021
Adjustments:
Write back of assets and investment	-	43,505	-	-	-	-	-	-
Excess cost	171,402	168,118	81,678	(14,854)	(56,330)	26,799	(1,223)	8,379
Book value of investment	1,354,212	297,148	173,277	60,749	74,931	112,224	58,176	64,400

Investments in associated companies	1,354,212	297,148	173,277	60,749	74,931	112,224	58,176	64,400

As at December 31, 2021, the Group also has interests in a number of individually immaterial associates.

Schedule of Condensed Financial Information with Respect to Results of Operations

									CPV
	ZIM			CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	Three Rivers	Qoros*
	For the year ended December 31,
	2021	2020	2019	2021	2021	2021	2021	2021	2021	2020***	2019
	$ Thousands

Revenue	10,728,698	3,991,696	3,299,761	199,030	170,292	189,985	258,292	139,473	174	23,852	349,832

Income / loss**	4,640,305	517,961	(18,149)	9,666	5,420	16,247	18,520	(58,793)	(9,281)	(52,089)	(312,007)

Other comprehensive income **	(3,462)	5,854	(9,999)	11,192	10,983	7,779	11,140	3,710	19,361	(3)	(8)

Total comprehensive income	4,636,843	523,815	(28,148)	20,858	16,403	24,026	29,660	(55,083)	10,080	(52,092)	(312,015)

Kenon’s share of comprehensive income	1,258,913	167,621	(9,007)	5,214	4,101	9,017	7,711	(27,542)	1,008	(6,251)	(37,442)

Adjustments	1,116	1,394	1,432	(1,249)	2,354	3,644	50	681	-	3	386

Kenon’s share of comprehensive income presented in the books	1,260,029	169,015	(7,575)	3,965	6,455	12,661	7,761	(26,861)	1,008	(6,248)	(37,056)

*
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand (2019: $172 million, $6 million, $49 million and $33 thousand) respectively.

**	Excludes portion attributable to non-controlling interest.

***
The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020. Subsequent to that, Qoros was reclassified as to Long-term investment (Qoros). Refer to Note 9 for further details.

Schedule of financial position

		For the year ended
		December 31
		2021	2020
	Note	$ Thousands	$ Thousands
Gain on dilution from ZIM IPO	8.B.a.3	9,724	-
Loss on dilution from ZIM options exercised	8.B.a.4	(39,438)	-
Gain on sale of ZIM shares	8.B.a.5	29,510	-
Write back of impairment of investment	8.B.a.9	-	43,505
		(204)	43,505